Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings.
Summary of breakdown for non-current and current borrowings

	2024				2023
				Total				Total
(Euro thousands)	Guaranteed	Secured	Unsecured	borrowings	Guaranteed	Secured	Unsecured	borrowings
At January 1,	8,580	29,895	29,626	68,101	11,037	8,283	14,165	33,485
Repayments	(2,896)	(97,488)	(13,333)	(113,717)	(3,270)	(104,248)	(10,034)	(117,552)
Proceeds	10	94,019	134,910	228,939	813	126,196	26,310	153,319
Net foreign exchange difference	—	(312)	751	439	—	(336)	(815)	(1,151)
At December 31,	5,694	26,114	151,954	183,762	8,580	29,895	29,626	68,101
Repayable:
- Within one year	3,333	13,475	141,732	158,540	3,364	12,517	19,839	35,720
- In the second year	2,014	12,639	—	14,653	3,166	4,234	—	7,400
- In the third year	139	—	—	139	1,250	13,144	—	14,394
- Over three years	208	—	10,222	10,430	800	—	9,787	10,587
	5,694	26,114	151,954	183,762	8,580	29,895	29,626	68,101
Portion classified as current liabilities	(3,333)	(13,475)	(141,732)	(158,540)	(3,364)	(12,517)	(19,839)	(35,720)
Non-current portion	2,361	12,639	10,222	25,222	5,216	17,378	9,787	32,381

				At December 31, 2024
	Interest			Of which current	Of which non-
Borrower	rate	Terms	Expiry date	portion	current portion

				(Euro thousands)
Sergio Rossi S.p.A	Variable	Euribor 3m+4.50%	March 2025	8	—
Fosun Fashion Group (Cayman) Limited	Fixed	8.06%	April 2025	2,579	—
St. John Knits, Inc.	Variable	SOFR+7.5%	April 2025	9,404	—
Wolford AG	Fixed	12.00%	June 2025	1,985	—
Sergio Rossi S.p.A	Variable	ECB 3m+6.00%	September 2025	695	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	December 2025	1,349	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	December 2025	134,649	—
Arpège SAS	Fixed	9.10%	March 2026	4,071	12,639
Sergio Rossi S.p.A	Variable	Euribor 3m+1.90%	June 2026	2,500	1,875
Fosun Fashion (Shanghai) Consulting Management Co., Ltd.	Fixed	10.00%	December 2027	—	10,221
Wolford AG	Variable	Euribor 3m+4.00%	June 2029	139	487
Other borrowings	Variable	4.04%-4.53%	Up to March 2025	1,161	—
Total				158,540	25,222

				At December 31, 2023
				Of which current	Of which non-
Borrower	Interest rate	Terms	Expiry date	portion	current portion

				(Euro thousands)
Fosun Fashion Group (Cayman) Limited	Fixed	6.00%	January 2024	1,081	—
Sergio Rossi S.p.A	Variable	Euribor 3m+4.50%	February 2024	1,186	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	June 2024	3,640	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	July 2024	94	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	August 2024	141	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	September 2024	109	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	October 2024	1,000	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	November 2024	4,000	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	November 2024	317	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	December 2024	6,605	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	December 2024	168	—
Sergio Rossi S.p.A	Variable	ECB+6.00%	September 2025	864	666
Arpège SAS	Fixed	9.10%	March 2026	4,234	17,378
St. John Knits, Inc.	Variable	SOFR+6.75%	April 2024	8,283	—
Sergio Rossi S.p.A	Variable	Euribor 3m+1.90%	June 2026	2,500	3,750
Fosun Fashion (Shanghai) Consulting Management Co., Ltd.	Fixed	10.00%	December 2027	—	9,787
Wolford AG	Variable	Euribor 3m+4.00%	June 2029	—	800
Other borrowings	Variable	4.55%-4.80%	Up to March 2024	1,498	—
Total				35,720	32,381

Summary of detailed information about assets pledged as security

	At December 31,
(Euro thousands)	2024	2023
Pledge of assets:
- Inventories	17,773	15,938
- Property, plant and equipment	8,977	7,852
- Trade receivables	1,865	1,993
- Other current assets	1,462	1,168
At December 31,	30,077	26,951